INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income and mining tax (expense) benefit - current vs deferred
The Company’s Income and mining tax benefit (expense) consisted of:

	Year Ended December 31,
	2022	2021	2020
Current:
United States	$(47)	$(71)	$(35)
Foreign	(686)	(1,136)	(891)
	(733)	(1,207)	(926)
Deferred:
United States	236	5	72
Foreign	42	104	150
	278	109	222
Income and mining tax benefit (expense)	$(455)	$(1,098)	$(704)

Income and mining tax (expense) benefit - domestic vs foreign
The Company’s Income (loss) before income and mining tax and other items consisted of:

	Year Ended December 31,
	2022	2021	2020
United States	$(566)	$247	$631
Foreign	515	861	2,512
Income (loss) before income and mining tax and other items	$(51)	$1,108	$3,143

Income and mining tax expense reconciliation
The Company’s Income and mining tax benefit (expense) differed from the amounts computed by applying the United States statutory corporate income tax rate for the following reasons:

	Years Ended December 31,
	2022		2021		2020
Income (loss) before income and mining tax and other items		$(51)		$1,108		$3,143

U.S. Federal statutory tax rate	21%	$11	21%	$(233)	21%	$(660)
Reconciling items:
Percentage depletion	90	46	(7)	71	(2)	77
Change in valuation allowance on deferred tax assets	(569)	(290)	38	(419)	6	(186)
Rate differential for foreign earnings indefinitely reinvested	(151)	(77)	10	(108)	8	(268)
Mining and other taxes (net of associated federal benefit)	(231)	(118)	15	(173)	5	(151)
Uncertain tax positions (1)	261	133	9	(99)	(1)	21
Goodwill write-downs	(482)	(246)	—	—	—	—
Expiration of U.S. capital losses and foreign tax credits	(61)	(31)	14	(152)	—	—
Transactions	100	51	—	5	(11)	353
Other (2)	130	66	(1)	10	(4)	110
Income and mining tax benefit (expense)	(892)%	$(455)	99%	$(1,098)	22%	$(704)
____________________________
(1)Includes net tax benefit of $125, primarily consisting of a reduction in the related uncertain tax position of $95 and a valuation release of $29 for the full settlement with the Mexican Tax Authority entered into during the second quarter of 2022.
(2)Primarily consists of the impact of foreign exchange and earnings, the U.S. tax effect of minority interest attributable to non-U.S. investees, and the impact of return to provision adjustments.
Components of deferred tax assets (liabilities)
Components of the Company's deferred income tax assets (liabilities) are as follows:

	At December 31,
	2022	2021
Deferred income tax assets:
Property, plant and mine development	$887	$928
Inventory	94	87
Reclamation and remediation	1,702	1,500
Net operating losses, capital losses and tax credits	1,978	1,908
Investment in partnerships and subsidiaries	—	26
Employee-related benefits	75	146
Derivative instruments and unrealized loss on investments	54	74
Foreign Exchange and Financing Obligations	67	62
Silver Streaming Agreement	246	311
Other	202	124
	5,305	5,166
Valuation allowances	(3,994)	(3,791)
	$1,311	$1,375
Deferred income tax liabilities:
Property, plant and mine development	$(2,176)	$(2,409)
Inventory	(62)	(58)
Investment in partnerships and subsidiaries	(615)	(730)
Other	(94)	(53)
	(2,947)	(3,250)
Net deferred income tax assets (liabilities)	$(1,636)	$(1,875)

Reconciliation of gross unrecognized tax benefits
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits, exclusive of interest and penalties, is as follows:

	2022	2021	2020
Total amount of gross unrecognized tax benefits at beginning of year	$245	$237	$326
Additions (reductions) for tax positions of prior years	(1)	36	(33)
Additions for tax positions of current year	—	—	4
Reductions due to settlements with taxing authorities	(53)	(26)	(58)
Reductions due to lapse of statute of limitations	(1)	(2)	(2)
Total amount of gross unrecognized tax benefits at end of year	$190	$245	$237